Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events
17.	Subsequent Events:

(a)
Dividend from Castor Series D Preferred Shares: On July 15, 2025, the Company received from Castor a dividend from the Castor Series D Preferred Shares, amounting to $1,250,000 for the dividend period from April 15, 2025 to July 14, 2025.

(b)
Dividend from Robin Series A Preferred Shares: On July 15, 2025, the Company received from Robin a dividend from the Robin Series A Preferred Shares, amounting to $125,000 for the dividend period from April 15, 2025 to July 14, 2025.

(c)
Dividend on Series A Preferred Shares: On July 15, 2025, the Company paid to Castor a dividend on the Series A Preferred Shares, which was declared on June 27, 2025, amounting to $350,000 for the dividend period from April 15, 2025 to July 14, 2025.

(d)
Tender offer: On July 10, 2025, we commenced a tender offer to purchase up to 4,500,000 of our common shares, using funds available from cash and cash equivalents on hand, at a price of $2.75 per share. The tender offer expired at the end of the day, 5:00 P.M., Eastern Time, on August 7, 2025. The Board of Directors determined that it was in the Company’s best interest to repurchase shares at such time given the Company’s cash position and stock price. Based on the final count by the depositary for the tender offer, 20,344 shares, were properly tendered and not properly withdrawn prior to expiration of the tender offer. The Company accepted all of these shares for purchase in accordance with the terms of the tender offer at a price of $2.75 per share, net to the seller in cash, less any applicable withholding taxes and without interest, for an aggregate cost of approximately $0.1 million excluding fees relating to the tender offer.

(e)
Sale of LPG Dream Syrax: On July 10, 2025, we entered into an agreement with a wholly owned subsidiary of Robin, for the sale of the LPG Dream Syrax, at a price of $18.0 million. The vessel was delivered to its new owner on September 3, 2025. On July 15, 2025, the Company received deposit from the vessel’s buyer amounting to $1.8 million, or 10% of the purchase price of the vessel, and the balance of $16.2 million upon delivery of the vessel. The terms of the transaction were approved by the independent and disinterested members of the Boards of Toro and Robin, respectively, following the negotiation and recommendation by special committees of the independent and disinterested directors of the Boards of Toro and Robin.

(f)	Acquisition of a 2021-built MR (MR2 class) tanker vessel: The vessel M/T Wonder Altair was delivered to the Company on July 11, 2025 (Note 6).

(g)
Sale of LPG Dream Terrax: On September 16, 2025, we entered into an agreement with a wholly owned subsidiary of Robin, for the sale of the LPG Dream Terrax, at a price of $20.0 million. The vessel was  delivered to its new owner on September 25, 2025. On September 19, 2025, the Company received deposit from the vessel’s buyer amounting to $2.0 million, or 10% of the purchase price of the vessel, and the balance of $18.0 million upon delivery of the vessel. The terms of the transaction were approved by the independent and disinterested members of the Boards of Toro and Robin, respectively, following the negotiation and recommendation by special committees of the independent and disinterested directors of the Boards of Toro and Robin.

(h)
Acquisition of a 2014-built MR (MR2 class) tanker vessel: On September 19, 2025, the Company, through a wholly owned subsidiary, entered into agreement with an unaffiliated third-party to acquire a 2014-built MR (MR2 class) tanker vessel, the M/T Wonder Maia, for a purchase price of $30.3 million. The M/T Wonder Maia was delivered to the Company on September 29, 2025. On September 24, 2025, the Company paid deposit to the vessel’s seller amounting to $3.0 million, or 10% of the purchase price of the vessel, and the balance of $27.3 million is payable upon delivery of the vessel.

(i)
2025 Equity Investment Plan: On September 26, 2025, as the Company had no remaining restricted shares available for awards under the Equity Incentive Plan (Note 12), the Company’s Board of Directors adopted the new Toro Corp. Equity Incentive Plan (“2025 Equity Incentive Plan”), under which the Company’s board of directors may make awards of cash or restricted shares, share options or other share-based awards with respect to up to 3,000,000 of the Company’s common shares to directors, officers and employees of the Company and/or its subsidiaries and affiliates and consultants and service providers to (including persons who are employed by or provide services to any entity that is itself a consultant or service provider to) the Company and its subsidiaries and affiliates.

(j)
Purchase of Series E Preferred Shares of Castor: On September 29, 2025, the Company agreed to purchase 60,000 Series E Cumulative Perpetual Convertible Preferred shares (the “Series E Preferred Shares”) of Castor having a stated amount of $1,000 each for a total consideration of $60 million, in cash. The distribution rate of the Series E Preferred Shares is 8.75%, paid quarterly, and they are convertible into common shares of Castor from the first anniversary of the issue date at a conversion price equal to the 5-day value weighted average price immediately preceding the conversion, subject to a minimum conversion price of $0.30. Castor may at its option redeem the Series E Preferred Shares, in whole or in part, at any time, on or after October 30, 2025, for a cash consideration equal to 100% of the stated amount plus any accrued and unpaid distributions up until that date. This transaction and its terms were approved by the board of directors of Castor and Toro at the recommendation of their respective independent committees who negotiated the transaction.